Average Annual Total Returns{- Fidelity Flex Large Cap Growth Fund} - 07.31 Fidelity Flex Large Cap Growth Fund PRO-06 - Fidelity Flex Large Cap Growth Fund	Fidelity Flex Large Cap Growth Fund Return Before Taxes Past 1 year	Fidelity Flex Large Cap Growth Fund Return Before Taxes Since Inception		Fidelity Flex Large Cap Growth Fund After Taxes on Distributions Past 1 year	Fidelity Flex Large Cap Growth Fund After Taxes on Distributions Since Inception		Fidelity Flex Large Cap Growth Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Large Cap Growth Fund After Taxes on Distributions and Sales Since Inception		RS004 Past 1 year	RS004 Since Inception
Total	36.93%	20.71%	[1]	36.66%	20.09%	[1]	22.01%	16.18%	[1]	36.39%	18.64%	[1]

[1]	(a) From March 8, 2017